Revenues and geographic information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 12,512	$ 11,231	$ 24,341	$ 21,776
Sales to discontinued operations		206		459
Net sales from continuing operations	$ 12,512	$ 11,437	$ 24,341	$ 22,235